As filed with the Securities and Exchange Commission on November 28, 2006

Registration No. 333—135629

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ PRE-EFFECTIVE AMENDMENT NO.
☒ POST-EFFECTIVE AMENDMENT NO.1
(Check appropriate box or boxes)

RS Variable Products Trust

(Exact Name of Registrant as Specified in Charter)

388 Market Street
San Francisco, CA 94111

(Address of Principal Executive Offices)

1-800-766-3863
(Area Code and Telephone Number)

TERRY R. OTTON
c/o RS Investments
388 Market Street
San Francisco, California 94111

(Name and address of Agent for Service)

Copies to:
TIMOTHY W. DIGGINS, ESQ.
Ropes & Gray
One International Place
Boston, MA 02110-2624

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

This filing is being made solely for the purpose of adding the final tax opinions as exhibits to the Part C of the Registration Statement.  No  information  contained  in  Parts  A or B  of  the  Registration Statement,  which are  incorporated  herein by reference in their  entirety, is amended, deleted or superceded hereby.

PART A:  INFORMATION REQUIRED IN THE PROSPECTUS

Part A is incorporated by reference to Part A of the Registration Statement on Form N-14 of RS Variable Products Trust (the “Registrant”) under the Securities Act of 1933, as amended, filed with the Securities and Exchange Commission (the “SEC”) on July 7, 2006 (File No. 333-135629, Accession No. 0001104659-06-045797).

PART B:  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Registration Statement on Form N-14 of the Registrant under the Securities Act of 1933, as amended, filed with the SEC on July 7, 2006 (File No. 333-135629, Accession No. 0001104659-06-045797).

PART C:  OTHER INFORMATION

Item 15.  INDEMNIFICATION

Under the terms of Registrant’s By-laws, Article VI, Registrant is required, subject to certain exceptions and limitations, to indemnify and insure its trustees, officers, employees, agents and other persons who may be indemnified by Registrant under the Investment Company Act of 1940, as amended.

The Registrant, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Item 16.  EXHIBITS

(1)                                                          Agreement and Declaration of Trust of Registrant.  (A)

(2)                                                          Copy of By-Laws of Registrant.  (A)

(3)                                                          Voting trust agreement affecting more than 5% of any class of equity securities- None.

(4)                                                          Form of Agreement and Plan of Reorganization.  (B)

(5)                                                          (a)   Portions of Agreement and Declaration of Trust Pertaining to Shareholders’ Rights.  (A)

(b)         Portions of By-Laws Pertaining to Shareholders’ Rights.  (A)

(6)                                                          (a)   Form of Investment Advisory Agreement between RS Investment Management Co. LLC and RS Variable Products Trust.  (A)

(b)         Form of Sub-Advisory, Sub-Administration and Accounting Services Agreement between RS Investment Management Co. LLC and Guardian Investor Services LLC.  (A)

(c)          Form of Sub-Advisory Contract between RS Investment Management Co. LLC and UBS Global Asset Management (Americas) Inc.  (B)

(d)         Form of Sub-Advisory, Sub-Administration and Accounting Services Agreement between RS Investment Management Co. LLC and Guardian Baillie Gifford Limited. (A)

(e)          Form of Sub-Sub-Investment Advisory Agreement between Guardian Baillie Gifford Limited and Baillie Gifford Overseas Limited  (B)

(7)                                                          Underwriting or distribution contracts – None.

(8)                                                          Bonus, profit-sharing or pension plans - None.

(9)                                                          Form of Custodian Agreement between Registrant and State Street Bank and Trust Company. (A)

(10)                                                    12b-1 plans – None.

(11)                                                    Opinion and Consent of Counsel as to the legality of securities being registered- (B)

(12)                                                    (a)   Opinion of Counsel as to tax matters relating to The Guardian Stock Fund and RS Core Equity VIP Series – filed herewith.

(b)         Opinion of Counsel as to tax matters relating to The Guardian VC 500 Index Fund and RS S&P 500 Index VIP Series – filed herewith.

(c)          Opinion of Counsel as to tax matters relating to The Guardian VC Asset Allocation Fund and RS Asset Allocation VIP Series – filed herewith.

(d)         Opinion of Counsel as to tax matters relating to The Guardian VC High Yield Bond Fund and RS High Yield Bond VIP Series – filed herewith.

(e)          Opinion of Counsel as to tax matters relating to The Guardian VC Low Duration Bond Fund and RS Low Duration Bond VIP Series – filed herewith.

(f)            Opinion of Counsel as to tax matters relating to The Guardian UBS VC Large Cap Value Fund and RS Large Cap Value VIP Series – filed herewith.

(g)         Opinion of Counsel as to tax matters relating to The Guardian UBS VC Small Cap Value Fund and RS Partners VIP Series – filed herewith.

(h)         Opinion of Counsel as to tax matters relating to Baillie Gifford International Growth Fund and RS International Growth VIP Series – filed herewith.

(i)             Opinion of Counsel as to tax matters relating to Baillie Gifford Emerging Markets Fund and RS Emerging Markets VIP Series – filed herewith.

(j)             Opinion of Counsel as to tax matters relating to The Guardian Small Cap Stock Fund and RS Small Cap Core Equity VIP Series – filed herewith.

(k)          Opinion of Counsel as to tax matters relating to The Guardian Bond Fund, Inc. and RS Investment Quality Bond VIP Series – filed herewith.

(l)             Opinion of Counsel as to tax matters relating to The Guardian Cash Fund, Inc. and RS Cash Management VIP Series – filed herewith.

(13)                                                    Form of Sub-Administration and Accounting Services Agreement by and among RS Investment Management Co.  LLC, Guardian Investor Services LLC, RS Investment Trust, and RS Variable Products Trust.  (A)

(14)                                                    Consent of Independent Accountants.  (B)

(15)                                                    Financial Statements omitted pursuant to Item 14(a)(1)- None.

(16)                                                    (a)   Powers of Attorney for the following Trustees of RS Variable Products Trust: Leonard B. Auerbach, Judson Bergman, Jerome S. Contro, and John W. Glynn, Jr..  (B)

(b)   Power of Attorney for the Treasurer and Principal Financial and Accounting Officer of RS Variable Products Trust: James E. Klescewski.  (C)

(17)                                                    (a)   Form of proxy card.  (B)

(b)         Prospectus of The Guardian Stock Fund, dated May 1, 2006, as supplemented.  (B)

(c)          Prospectus of The Guardian VC 500 Index Fund, dated May 1, 2006, as supplemented.  (B)

(d)         Prospectus of The Guardian VC Asset Allocation Fund, dated May 1, 2006, as supplemented.  (B)

(e)          Prospectus of The Guardian VC High Yield Bond Fund, dated May 1, 2006, as supplemented.  (B)

(f)            Prospectus of The Guardian VC Low Duration Bond Fund, dated May 1, 2006, as supplemented.  (B)

(g)         Prospectus of The Guardian UBS VC Large Cap Value Fund, dated May 1, 2006, as supplemented.  (B)

(h)         Prospectus of The Guardian UBS VC Small Cap Value Fund, dated May 1, 2006, as supplemented.  (B)

(i)             Prospectus of Baillie Gifford International Growth Fund, dated May 1, 2006, as supplemented.  (B)

(j)             Prospectus of Baillie Gifford Emerging Markets Fund, dated May 1, 2006, as supplemented.  (B)

(k)          Prospectus of The Guardian Small Cap Stock Fund, dated May 1, 2006, as supplemented.  (B)

(l)             Prospectus of The Guardian Bond Fund, Inc., dated May 1, 2006, as supplemented.  (B)

(m)       Prospectus of The Guardian Cash Fund, Inc., dated May 1, 2006, as supplemented.  (B)

(n)         Statement of Additional Information of The Guardian Variable Contract Funds, Inc., dated May 1, 2006, as supplemented.  (B)

(o)         Statement of Additional Information of GIAC Funds, Inc. , dated May 1, 2006, as supplemented.  (B)

(p)         Statement of Additional Information of The Guardian Bond Fund, Inc. , dated May 1, 2006, as supplemented.  (B)

(q)         Statement of Additional Information of The Guardian Cash Fund, Inc. , dated May 1, 2006, as supplemented.  (B)

(r)            Annual Report to Contract Owners of The Guardian Stock Fund, for the fiscal year ended December 31, 2005.  (B)

(s)          Annual Report to Contract Owners of The Guardian VC 500 Index Fund, for the fiscal year ended December 31, 2005.  (B)

(t)            Annual Report to Contract Owners of The Guardian VC Asset Allocation Fund, for the fiscal year ended December 31, 2005.  (B)

(u)         Annual Report to Contract Owners of The Guardian VC High Yield Bond Fund, for the fiscal year ended December 31, 2005.  (B)

(v)         Annual Report to Contract Owners of The Guardian VC Low Duration Bond Fund, for the fiscal year ended December 31, 2005.  (B)

(w)       Annual Report to Contract Owners of The Guardian UBS VC Large Cap Value Fund, for the fiscal year ended December 31, 2005.  (B)

(x)           Annual Report to Contract Owners of The Guardian UBS VC Small Cap Value Fund, for the fiscal year ended December 31, 2005.  (B)

(y)         Annual Report to Contract Owners of Baillie Gifford International Growth Fund, for the fiscal year ended December 31, 2005.  (B)

(z)           Annual Report to Contract Owners of Baillie Gifford Emerging Markets Fund, for the fiscal year ended December 31, 2005.  (B)

(aa)    Annual Report to Contract Owners of The Guardian Small Cap Stock Fund, for the fiscal year ended December 31, 2005. (B)

(bb)  Annual Report to Contract Owners of The Guardian Bond Fund, Inc., for the fiscal year ended December 31, 2005.  (B)

(cc)    Annual Report to Contract Owners of The Guardian Cash Fund, Inc., for the fiscal year ended December 31, 2005.  (B)

Incorporated by a reference to corresponding exhibits:

(A)      Previously filed as part of Registrant’s Registration Statement on Form N-1A on June 30, 2006.  (Accession No. 0001104659-06-044939)

(B)        Previously filed as part of Registrant’s Registration Statement on Form N-14 on July 7, 2006.  (Accession No. 0001104659-06-045797)

(C)        Previously filed as part of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A on September 26, 2006.  (Accession No. 0001104659-06-063199)

Item 17.  UNDERTAKINGS

(1)                                  The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)                                  The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment of the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

As required by the Securities Act of 1933 (the “Securities Act”), the Registrant, RS Variable Products Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act, and has duly caused this Post-Effective Amendment No. 1 under the Securities Act to be signed on its behalf by the undersigned, thereto duly authorized, in the City and County of San Francisco and State of California, on the 28th day of November, 2006.

RS Variable Products Trust

By:	/s/ TERRY R. OTTON
Terry R. Otton
Title: President and Principal Executive Officer

As required by the Securities Act, this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of RS Variable Products Trust has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ TERRY R. OTTON	President and Principal Executive Officer	November 28, 2006
Terry R. Otton

JAMES E. KLESCEWSKI*	Treasurer and Principal Financial and	November 28, 2006
James E. Klescewski	Accounting Officer

LEONARD B. AUERBACH*	Trustee	November 28, 2006
Leonard B. Auerbach

JUDSON BERGMAN*	Trustee	November 28, 2006
Judson Bergman

JEROME S. CONTRO*	Trustee	November 28, 2006
Jerome S. Contro

JOHN W. GLYNN*	Trustee	November 28, 2006
John W. Glynn, Jr.

Trustee
Anne M. Goggin

Trustee
Dennis J. Manning

* By:	/s/ BENJAMIN L. DOUGLAS
Benjamin L. Douglas
Attorney-in-Fact pursuant to the powers of attorney previously filed.

EXHIBIT INDEX

RS VARIABLE PRODUCTS TRUST

Exhibit No.	Title of Exhibit

(12)(a)	Opinion of Counsel as to tax matters relating to The Guardian Stock Fund and RS Core Equity VIP Series.

(12)(b)	Opinion of Counsel as to tax matters relating to The Guardian VC 500 Index Fund and RS S&P 500 Index VIP Series.

(12)(c)	Opinion of Counsel as to tax matters relating to The Guardian VC Asset Allocation Fund and RS Asset Allocation VIP Series.

(12)(d)	Opinion of Counsel as to tax matters relating to The Guardian VC High Yield Bond Fund and RS High Yield Bond VIP Series.

(12)(e)	Opinion of Counsel as to tax matters relating to The Guardian VC Low Duration Bond Fund and RS Low Duration Bond VIP Series.

(12)(f)	Opinion of Counsel as to tax matters relating to The Guardian UBS VC Large Cap Value Fund and RS Large Cap Value VIP Series.

(12)(g)	Opinion of Counsel as to tax matters relating to The Guardian UBS VC Small Cap Value Fund and RS Partners VIP Series.

(12)(h)	Opinion of Counsel as to tax matters relating to Baillie Gifford International Growth Fund and RS International Growth VIP Series.

(12)(i)	Opinion of Counsel as to tax matters relating to Baillie Gifford Emerging Markets Fund and RS Emerging Markets VIP Series.

(12)(j)	Opinion of Counsel as to tax matters relating to The Guardian Small Cap Stock Fund and RS Small Cap Core Equity VIP Series.

(12)(k)	Opinion of Counsel as to tax matters relating to The Guardian Bond Fund and RS Investment Quality Bond VIP Series.

(12)(l)	Opinion of Counsel as to tax matters relating to The Guardian Cash Fund and RS Cash Management VIP Series.